Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of business segments comprised of the related products and services
Segments	Scope of Business Activities
Distribution Business

–   Facilitating the placement of insurance, investment, real estate and other financial products and services to our customers, through licensed brokers, in exchange for initial and ongoing commissions received from product providers, including insurance companies, fund houses and other product specialists.

Platform Business	– Providing access to financial products and services to licensed brokers.
– Providing operational support for the submission and processing of product applications.
– Providing supporting tools for commission calculations, customer engagement, sales team management, customer conversion, etc.
– Providing training resources and materials.
– Facilitating the placement of investment products for the fund and/or product provider, in exchange for the fund management services
– Providing the lending services whereby the Company makes secured and/or unsecured loans to creditworthy customers; and
– Solicitation of real estate sales for the developers, in exchange for commissions
Fintech Business	– Managing an ensemble of fintech investments
Healthcare Business	– Managing healthcare investment

Schedule of information by segment for the years
	For the year ended December 31, 2022
	Distribution Business	Platform Business	Fintech Business	Healthcare Business	Total
Revenue, net
– Interest income	$—	$176,175	$—	$—	$176,175
– Non-interest income	24,610,309	6,293,743	4,896	—	30,908,948
Less: inter-segment	—	—	(4,896)	—	(4,896)
	24,610,309	6,469,918	—	—	31,080,227

Commission expense	16,839,870	1,983,588	—	—	18,823,458
Depreciation	884	391,104	885	—	392,873
Loss from operations	(4,960,505)	(10,767,796)	(12,622,796)	—	(28,351,097)
Investment loss, net	—	—	(8,937,431)	—	(8,937,431)
Total assets	$3,556,198	$59,001,756	$38,140,822	$522,557	$101,221,333
	For the year ended December 31, 2021
	Distribution Business	Platform Business	Fintech Business	Healthcare Business		Total
Revenue, net
– Interest income	$—	$961,522	$—	$		$961,522
– Non-interest income	929,555	9,577,526	—		—	10,507,081
Less: inter-segment	—	—	—		—	—
	929,555	10,539,048	—		—	11,468,603

Commission expense	332,381	3,533,870	—		—	3,866,251
Depreciation	521	42,170	2,692		—	45,383
Income (loss) from operations	(6,061,091)	2,777,746	(5,163,778)		—	(8,447,123)
Investment income, net	—	—	130,255,232		—	130,255,232
Total assets	$1,320,791	$54,511,457	$66,154,783		$523,269	$122,510,300